Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We recognize the critical importance of maintaining the trust and confidence of all of our stakeholders. Our business depends on the efficient and uninterrupted operation of our information technology systems and those of our third-party vendors. Our Board is actively involved in oversight of our risk management program, and cybersecurity represents an important component of our risk management and compliance program.

Our cybersecurity policies, standards, processes and practices are fully integrated into the Company’s enterprise-wide risk management and compliance program and overseen by the Audit Committee and our CFO. In general, we seek to address cybersecurity risks through a comprehensive, cross-functional approach that is focused on preserving the confidentiality, security and availability of the information that we collect and store by identifying, preventing and mitigating cybersecurity threats and effectively responding to cybersecurity incidents when they occur.

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Risk Management and Strategy

As one of the critical elements of the Company’s overall risk management and compliance approach, the Company’s cybersecurity program is focused on the following key areas:

Governance: The Board’s oversight of cybersecurity risk management is led by the Audit Committee of the Board, which regularly interacts with our CFO, our information technology partners and other members of management.

Collaborative Approach: We have implemented a comprehensive, cross-functional approach to identifying, preventing and mitigating cybersecurity threats and incidents, while also implementing controls and procedures that provide for the prompt escalation of certain cybersecurity incidents so that decisions regarding the public disclosure and reporting of such incidents can be made by management in a timely manner.

Technical Safeguards: We deploy technical safeguards that are designed to protect our information systems from cybersecurity threats, including firewalls, intrusion prevention and detection systems, Security Information and Event Management systems, Extended Detection and Response with 24/7 Security Operations Center, anti-malware functionality and access controls, which are evaluated and improved through vulnerability assessments and cybersecurity threat intelligence.

Incident Response and Recovery Planning: We have established and maintain comprehensive incident response and recovery plans to address our response to a cybersecurity incident, and such plans are tested and evaluated on a regular basis.

Third-Party Risk Management: We maintain a risk-based approach to identifying and overseeing cybersecurity risks presented by third parties, including vendors, service providers and other external users of our systems, as well as the systems of third parties that could adversely impact our business in the event of a cybersecurity incident affecting those third-party systems.

Education and Awareness: We provide regular training for personnel regarding cybersecurity threats as a means to equip our employees with effective tools to address cybersecurity threats, and to communicate our evolving information security policies, standards, processes and practices.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity policies, standards, processes and practices are fully integrated into the Company’s enterprise-wide risk management and compliance program and overseen by the Audit Committee and our CFO.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board’s oversight of cybersecurity risk management is led by the Audit Committee of the Board, which regularly interacts with our CFO, our information technology partners and other members of management